SEMIANNUAL REPORT SEPTEMBER 30, 2000

Prudential
High Yield Total Return Fund, Inc.

Fund Type Junk bond and stock

Objective Total return through high current income and capital appreciation

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential High Yield Total Return Fund seeks total return through high current income and capital appreciation. The Fund invests primarily in highyield fixed-income securities rated Ba or below by Moody's Investors Services, BB or below by Standard & Poor's Rating Group, securities either rated by another major independent rating service, and unrated securities of comparable quality, that is, "junk bonds." Junk bonds have a higher risk of default of payment of principal and interest. The
Fund also invests in equity-related securities, convertible securities, and preferred stock. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
Sectors expressed as a percentage of
total investments as of 9/30/00
84.6%  Corporate Bonds
 6.4   Preferred Stocks
 2.2   Common Stocks
 1.3   Money Market
 0.8   Warrants
 4.7   Cash & Equivalents

Credit Quality
Expressed as a percentage of total investments as of 9/30/00
 2.8%  BBB
14.8   BB
49.7   B
 8.7   CCC
 1.5   CC
 0.1   C
 8.2   Not Rated
 9.8   Equity
 4.4   Short-Term/Cash

Ten Largest Holdings
Expressed as a percentage of
net assets as of 9/30/00
 2.3%  Nextel Communications, Inc.
 1.9   Echostar Broadband Corp.
 1.8   Capstar Broadcasting
 1.8   Diamond Cable Co.
 1.7   AES Corp.
 1.7   Trump Atlantic City Assoc.
 1.5   Aircraft Funding
 1.5   Conseco, Inc.
 1.4   R & B Falcon Corp.
 1.3   Musicland Group, Inc.
Holdings are subject to change.

www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1         As of 9/30/00

                       Six         One           Since
                      Months       Year        Inception2
Class A               -1.72%       0.51%     -3.32% (-3.95)
Class B               -1.96        0.01      -4.51  (-5.14)
Class C               -1.96        0.01      -4.52  (-5.14)
Class Z               -1.59        0.76      -2.81  (-3.44)
Lipper High Current
Yield Fund Avg.3      -1.15       -0.02      -3.68

Average Annual Total Returns1       As of 9/30/00

                 One          Since
                 Year       Inception2
   Class A      -3.51%    -3.05% (-3.31)
   Class B      -4.99     -3.19  (-3.46)
   Class C      -1.99     -2.31  (-2.58)
   Class Z       0.76     -1.18  (-1.44)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver and management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ). The Fund's management fee waiver was discontinued as of the end of the fiscal year ending 3/31/00.

2 Inception date: Class A, B, C, and Z, 5/5/98.

2 Lipper average returns are for all funds in each share class for the six-months, one-year, and since-inception period in the High Current
Yield Fund category. The Lipper average is unmanaged. High Current Yield funds aim at high
(relative) current yield from fixed-income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt securities.

(LOGO)           November 15, 2000

DEAR SHAREHOLDER,
Over the six months ended September 30, 2000, the Class A shares of the Prudential High Yield Total
Return Fund returned -1.72%, which would be -5.65% to investors paying the Class A share initial sales charge. The Fund's benchmark, the Lipper High
Current Yield Fund Average, finished the period with a -1.15% return, while the Lehman Brothers
High Yield Total Return Index generated a positive return of 1.72%.

During the reporting period, the Fund suffered from investors' desire to reduce exposure to high-yield securities (also known as "junk bonds"), especially those with credit ratings of CCC or below. The main factors influencing the migration away from lower-quality securities were a rising default rate, slowing economic growth, and higher crude oil prices. For most of the period, the Fund had a greater exposure to lower-quality securities than many funds in the Lipper Average, and this discrepancy was even more pronounced with respect to the Lehman Brothers Index.

Although high-yield investments have struggled for the past two years, it's important to remember that, while past performance is no guarantee of future results, historically, the darkest period for any asset class often preceeds a period of outperformance. We generally suggest filtering out the short-term "noise" of the market and keeping your sights firmly on long-term performance.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential High Yield Total Return Fund, Inc.

Prudential High Yield Total Return Fund, Inc.

Semiannual Report         September 30, 2000

INVESTMENT ADVISER'S REPORT

Expectations for slowing economy hurt high-yield market
High-yield securities (also known as "junk bonds") struggled during the six months ended September 30, 2000, as fixed-income investors displayed a preference for safety over higher coupon rates, and aggressively withdrew their money from high-yield bond funds. This preference was reflected in returns all along the credit quality spectrum. For example, investment-grade securities--those with credit ratings of BBB or better--outperformed high-yield investments, while BB-rated securities, which lie at the upper end of the high-yield credit quality range, did far better than those with a CCC rating or below. The Fund normally maintains significant holdings in securities with lower ratings for the performance boost they provide when conditions for high-yield investments are favorable. During the past six months, however, these securities exerted a drag on performance, causing the Fund's returns to trail those of the Lipper Average and Lehman Brothers Index that serve as our benchmarks.

A rising default rate was one factor hurting high-yield returns. As more companies default on their debt, investors become increasingly reluctant to invest in high-yield bonds, which typically carry a greater risk of default than securities with higher credit-quality ratings. A slowing economy was another negative influence on the Fund's returns.
Slowing economic growth presents a difficult environment for high-yield investments because investors worry that corporate earnings growth will sag, leading more companies to default on their high-yield obligations.

During the nine months preceding the period, the Federal Reserve Board (the Fed) had raised short-term interest rates five times in an attempt to cool economic growth and head off inflation. In
May, the Fed added another increase, this time by a larger increment of 0.50%. As the summer wore on, data on employment, home sales, and business inventories began to suggest slowing growth.
Accordingly, most economists scaled back their forecasts for third quarter GDP growth to the 3.5% area--down considerably from the

Prudential High Yield Total Return Fund, Inc.

Semiannual Report	September 30, 2000

revised 5.6% growth rate of the second quarter.
September brought increasing concerns about the decelerating demand for personal computers and PC components. A warning from technology bellwether
Intel that its third-quarter revenue growth would be substantially below previous estimates added to investors' worries.

Rising crude oil prices provided another reason for high-yield investors to be cautious. In September, oil prices came close to the $35 per barrel mark-- more than triple the levels of less than two years ago. Previous spikes in oil prices during 1974 and 1979 had a dampening effect on economic growth as consumers reined in their purchases in other areas to offset higher expenditures for gasoline and heating oil. Investors worried that a similar scenario might be unfolding this time.

We positioned the Fund more defensively
Responding to these developments, we moved the Fund to a more defensive positioning. This shift was evident in several ways. For one thing, we increased holdings of securities in sectors that tend to be less cyclical, and therefore less dependent on the current state of the economy. The
Fund's holdings of securities in the gaming sector, for example, rose from 2.8% to 6.7%, while utilities increased from 2.9% to 4.0% during the period. Cable and media were other sectors that saw increases. Offsetting these purchases were reductions in the sectors we thought most vulnerable to a cyclical slowdown: automotive, building and construction, capital goods, consumer products, metals, and retail.

A second important initiative was to improve the Fund's credit-quality profile. In support of this objective, we reduced the Fund's holdings of CCC-rated and nonrated securities from 25.1% to 18.5% at the end of the period, slightly below the Lehman index weighting for these lower-rated credit-quality tiers. At the same time, we increased positions in a number of higher-rated bonds.
Securities with a BB rating--the highest accorded to high yield investments--increased from 6.9% to 14.8%. For instance, we added to
               www.prudential.com (800) 225-1852

our position in the BB-rated securities of AES
Corp., an independent power producer benefiting from the trend toward deregulation and privatization of power markets worldwide. Mandalay
Resort Group represents a new BB purchase in the gaming sector. In addition, we increased positions in the B-rated securities of Nextel and Global
Crossing--both core holdings in the telecommunications sector.

A third significant change during the period was our reduction of telecommunications bonds from 19.5% to 17.2%, a substantially underweighted position relative to the Lehman Brothers benchmark, which carried approximately a 25.0% telecommunications weighting at the end of the period. Our research revealed that the returns of investing in the more speculative telecom companies did not justify the risks, so we concentrated our holdings on the companies that our analysis showed to be the strongest. In addition to Nextel and Global Crossing, these included Level
3 Communications and Echostar.

Looking ahead
At the end of the period, spreads in the high-yield market were at their widest levels since the recessionary environment of 1991, and wider than they were in the third quarter of 1998 when the credit markets were in crisis mode due to Russia's debt default and the near failure of hedge fund, Long Term Capital Management. In spite of scant evidence to support the view, high-yield investors appear to be assuming that the current slowdown will end in recession. We believe that the selling pressure has been overdone, and the potential exists for solid gains if there is no recession. If a recession does occur, there does not appear to be a lot of downside risk since many participants are expecting it anyway. Therefore, we are approaching the end of 2000 with a cautiously optimistic attitude.

Prudential High Yield Total Return Fund Management Team

Financial
       Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  94.0%
Corporate Bonds  84.6%
----------------------------------------------------------------------------------------
Aerospace  0.4%
BE Aerospace, Inc., Sr. Sub.
 Notes                              B1             9.50%       11/01/08   $      250      $    244,375
Stellex Technologies, Inc., Sr.
 Sub. Notes (cost $856,814;
 purchased 7/19/99)                 B3             9.50        11/01/07        1,000(b)(d)      200,000
                                                                                          ------------
                                                                                               444,375
----------------------------------------------------------------------------------------
Airlines  1.0%
Delta Air Lines, Inc., Deb.         Baa3           9.75        5/15/21         1,000         1,052,710
United Air lines, Inc., Deb.        Baa3           9.75        8/15/21            30            30,093
                                                                                          ------------
                                                                                             1,082,803
----------------------------------------------------------------------------------------
Automotive  1.1%
Collins & Aikman Products Co.,
 Sr. Sub. Notes                     B2             11.50       4/15/06           100            96,000
Federal-Mogul Corp.,
 Notes                              Ba3            7.875       7/01/10           115            43,700
 Sr. Notes                          Ba2            7.50        1/15/09           195            74,100
Hayes Wheels Int'l., Inc., Sr.
 Sub. Notes                         B2             9.125       7/15/07           500           437,500
Stanadyne Automotive Corp., Sr.
 Sub. Notes                         B(a)           10.25       12/15/07          185           153,550
Tenneco Automotive Inc., Sr. Sub.
 Notes                              NR             11.625      10/15/09          170           102,000
Venture Holdings, Sr. Notes         B2             9.50        7/01/05           460           299,000
                                                                                          ------------
                                                                                             1,205,850
----------------------------------------------------------------------------------------
Broadcasting & Other Media  3.3%
Alliance Atlantis Communications
 Corp., Sr. Sub. Notes              B2             13.00       12/15/09          400           414,000
Capstar Broadcasting, Sr. Disc.
 Notes, Zero Coupon (until
 2/1/02)                            B2             12.75       2/01/09         2,000         1,915,000

    See Notes to Financial Statements                                      7

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Fox Family Worldwide Inc., Sr.
 Notes                              B1             9.25%       11/01/07   $       65      $     62,237
Lin Holdings Corp., Sr. Disc.
 Notes, Zero Coupon (until
 3/1/03)                            B3             10.00       3/01/08           500           362,500
Radio Unica Corp., Sr. Disc.
 Notes, Zero Coupon (until
 8/1/02)                            Caa1           11.75       8/01/06           500           360,000
XM Satellite Radio Holdings,
 Inc., Sr. Sec'd Notes (cost
 $345,000; purchased 3/10/00)       NR             14.00       3/15/10           345(b)        307,050
                                                                                          ------------
                                                                                             3,420,787
----------------------------------------------------------------------------------------
Building/Construction  1.3%
New Millenium Homes, Sr. Notes      NR             13.50       9/03/04         2,000         1,360,000
----------------------------------------------------------------------------------------
Cable  10.2%
Adelphia Communications Corp.,
 Sr. Notes                          B1             10.50       7/15/04           500           499,375
Avalon Cable Holdings LLC, Sr.
 Disc. Notes, Zero Coupon (until
 12/1/02)                           B2             11.875      12/01/08        1,000           680,000
Callahan Nordrhein - Westfalen,
 Sr. Notes                          B3             14.00       7/15/10           500           502,500
Charter Communications Holdings
 LLC, Sr. Notes                     B2             10.25       1/15/10           500           488,750
Classic Cable, Inc., Sr. Sub.
 Notes                              B3             10.50       3/01/10           345           288,075
Coaxial Communications, Inc., Sr.
 Notes                              B3             10.00       8/15/06           250           245,000
CSC Holdings Inc., Sr. Sub. Debs.   Ba3            10.50       5/15/16           225           241,031
Diamond Cable Co., Sr. Disc.
 Notes, Zero Coupon (until
 12/15/00) (United Kingdom)         B3             11.75       12/15/05        2,000(e)      1,880,000
International Cabletel, Inc., Sr.
 Disc. Notes                        B3             12.75       4/15/05           500           511,250
International Wire Group, Inc.,
 Sr. Sub. Notes                     B3             11.75       6/01/05           334           337,340

    8                                      See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Notes             B2             7.875%      2/15/11    $      250      $    220,000
Multicanal S.A., (Argentina)        B1             13.125      4/15/09           500(e)        465,000
NTL Communications Corp., Sr.
 Disc. Notes, Zero Coupon (until
 10/1/03)                           B3             12.375      10/01/08        1,500           930,000
Rogers Cablesystems Ltd., Gtd.
 Sr. Sub. Debs. (Canada)            B2             11.00       12/01/15          215(e)        240,800
Scott Cable Communications, Inc.,
 Jr. Notes, PIK                     NR             16.00       7/18/02            18(d)          5,436
Telewest Communication PLC, Sr.
 Disc. Notes, Zero Coupon (until
 2/01/05) (United Kingdom)          B1             11.375      2/01/10           620(e)        322,400
United Int'l. Holdings, Inc., Sr.
 Disc. Notes, Zero Coupon (until
 2/15/03)                           B3             10.75       2/15/08         1,500           975,000
United-Pan Europe Communications,
 Inc. (Netherlands)
 Sr. Notes                          B2             10.875      8/01/09         1,000(e)        875,000
 Sr. Disc. Notes Zero Coupon
 (until 8/01/04)                    B2             12.50       8/01/09         2,050(e)        984,000
                                                                                          ------------
                                                                                            10,690,957
----------------------------------------------------------------------------------------
Chemicals  1.4%
Avecia Group PLC, Gtd. Sr. Notes
 (United Kingdom)                   B2             11.00       7/01/09           155(e)        149,963
Huntsman ICI Chemicals LLC, Sr.
 Sub. Notes                         B2             10.125      7/01/09           220           216,700
Polymer Group, Inc.,
 Gtd. Sr. Sub. Notes                B2             8.75        3/01/08           145           108,750
 Sub. Notes                         B3             9.00        7/01/07            85            64,600
Sterling Chemical Holdings, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 8/15/01)                    Caa            13.50       8/15/08           472           160,480
Sterling Chemical, Inc., GTD.
 Sub. Notes                         B3             12.375      7/15/06           275           279,125
 Sr. Sub. Notes                     B3             11.75       8/15/06           465           325,500

    See Notes to Financial Statements                                      9

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Texas Petrochemicals Corp., Sr.
 Sub. Notes                         Caa1           11.125%     7/01/06    $      230      $    196,650
                                                                                          ------------
                                                                                             1,501,768
----------------------------------------------------------------------------------------
Consumer  2.1%
Coinstar, Inc., Sr. Disc. Notes     NR             13.00       10/01/06          800           808,000
Corning Consumer Product Co., Sr.
 Sub. Notes                         B3             9.625       5/01/08         1,080           432,000
Desa Int'l., Inc., Sr. Sub. Notes   B3             9.875       12/15/07          750           547,500
Packaged Ice, Inc., Sr. Notes       B3             9.75        2/01/05           500           435,000
                                                                                          ------------
                                                                                             2,222,500
----------------------------------------------------------------------------------------
Containers/Packaging  1.9%
Graham Packaging Holdings Co.,
 Sr. Disc. Notes, Zero Coupon
 (until 1/15/03)                    Caa1           10.75       1/15/09         1,000           565,000
Packaging Resources, Inc., Gtd.
 Sr. Notes                          NR             13.00       6/30/03           322(d)        128,646
Radnor Holdings Corp., Gtd. Sr.
 Notes                              B2             10.00       12/01/03          300           267,000
US Can Corp., Sr. Sub. Notes        B3             12.375      10/01/10        1,000         1,010,000
                                                                                          ------------
                                                                                             1,970,646
----------------------------------------------------------------------------------------
Distribution/Wholesalers  0.1%
Core-Mark Int'l, Inc., Sr. Sub.
 Notes                              B3             11.375      9/15/03            60            56,700
----------------------------------------------------------------------------------------
Drugs & Health Care  4.1%
Apria Healthcare Group, Inc., Sr.
 Sub. Notes,                        B2             9.50        11/01/02          450           447,187
Bio-Rad Labs, Inc., Sr. Sub.
 Notes                              NR             11.625      2/15/07           170           178,075
Columbia/HCA Healthcare Corp.,
 Debs.                              Ba2            7.50        11/15/30          105            82,950
Concentra Operating Corp., Sr.
 Sub. Notes                         B3             13.00       8/15/09           650           572,000

    10                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Harborside Healthcare Corp., Sr.
 Sub. Disc. Notes, Zero Coupon
 (until 8/1/03)                     B3             11.00%      8/01/08    $      750      $    142,500
HCA-The Healthcare Co., Notes       Ba2            7.69        6/15/25           750           628,125
HEALTHSOUTH Corp. Sr. Notes         Baa3           6.875       6/15/05           200           171,042
Integrated Health Svcs., Inc.,
 Sr. Sub. Notes                     C              9.25        1/15/08         4,000(d)         40,000
Lifepoint Hospitals Holdings,
 Inc., Sr. Sub. Notes               B3             10.75       5/15/09           130           137,963
Mariner Post-Acute Network, Inc.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 11/1/02)             C              10.50       11/01/07        1,840(d)         13,800
US Healthworks, Inc., Sr. Disc.
 Notes                              NR             13.00       10/15/04        2,044         1,870,691
                                                                                          ------------
                                                                                             4,284,333
----------------------------------------------------------------------------------------
Energy  4.8%
Canadian Forest Oil Ltd., Sr.
 Sub. Notes (Canada)                B2             8.75        9/15/07           255(e)        247,350
Comstock Resources, Inc., Sr.
 Notes                              B2             11.25       5/01/07           500           525,000
Houston Expl. Co., Sr. Sub. Notes   B2             8.625       1/01/08           130           124,800
Leviathan Gas Pipeline LLP, Sr.
 Sub. Notes                         Ba2            10.375      6/01/09           350           369,250
Plains Resources, Inc., Sr. Sub.
 Notes                              B2             10.25       3/15/06           150           154,125
R & B Falcon Corp., Sr. Notes       Ba3            12.25       3/15/06         1,250         1,487,500
RBF Finance Co., Gtd. Sr. Sec'd.
 Notes                              Ba3            11.00       3/15/06           170           197,200
Reliant Energy Mid-Atlantic Pass
 Thru Certs.                        Baa3           9.681       7/02/26         1,000           980,000
Swift Energy Co., Sr. Sub. Notes    B2             10.25       8/01/09           355           363,875
Vintage Petroleum, Inc., Sr. Sub.
 Notes                              B1             9.75        6/30/09           505           527,725
                                                                                          ------------
                                                                                             4,976,825

    See Notes to Financial Statements                                     11

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Entertainment  1.2%
Bally Total Fitness Holdings
 Corp., Sr. Sub. Notes              B3             9.875%      10/15/07   $      665      $    630,088
Intrawest Corp., Sr. Notes          B1             10.50       2/01/10           250           260,000
SFX Entertainment, Inc., Sr. Sub.
 Notes                              B3             9.125       2/01/08           375           391,875
                                                                                          ------------
                                                                                             1,281,963
----------------------------------------------------------------------------------------
Environmental  2.0%
Allied Waste Industries, Inc.,
 Debs.                              Ba3            7.40        9/15/35           385           278,163
Allied Waste North America, Inc.,
 Gtd. Sub. Notes                    Ba3            7.875       1/01/09           720           626,400
ICF Kaiser Int'l., Inc., Sr. Sub.
 Notes                              B3             13.00       12/31/03        2,020(d)        828,200
IT Group, Inc., Sr. Sub. Notes      B3             11.25       4/01/09           360           309,600
                                                                                          ------------
                                                                                             2,042,363
----------------------------------------------------------------------------------------
Financial Services  2.7%
Aircraft Funding, Sr. Notes         NR             12.00       7/15/00         2,000         1,600,000
DeGeorge Home Alliance, Inc., Sr.
 Notes                              Caa            12.00       4/01/01           300(d)          6,000
Hanvit Bank, Sr. Notes              B1             12.75       3/01/10           300           305,250
Metris Cos., Inc., Sr. Notes        Ba3            10.125      7/15/06           400           380,000
Midland Funding Corp.,
 Debs.                              Ba3            11.75       7/23/05            20            21,625
 Debs.                              Ba3            13.25       7/23/06           335           376,925
Superior National Insurance
 Group, Inc., Sr. Notes             C              10.75       12/01/17        1,000           100,000
                                                                                          ------------
                                                                                             2,789,800
----------------------------------------------------------------------------------------
Food & Beverage  1.4%
Agrilink Foods, Inc., Sr. Sub.
 Notes                              B3             11.875      11/01/08          820           606,800
Del Monte Foods Co., Sr. Disc.
 Notes, Zero Coupon (until
 12/15/02)                          B3             12.50       12/15/07           60            45,000
Fresh Foods, Inc., Sr. Sub. Notes   B3             10.75       6/01/06           340           136,000

    12                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Grupo Azucarero S.A., Sr. Notes,
 (Mexico)                           B3             11.50%      1/15/05    $    1,250(d)(e) $    237,500
Iowa Select Farms L.P., Sr. Sub.
 Notes                              B3             10.75       12/01/05        1,125           315,000
SFAC New Holdings, Inc., Sr.
 Sec'd Disc. Debs., Zero Coupon
 (until 6/15/04)                    B3             13.00       6/15/09           460            13,793
SFC New Holdings, Inc.,
 Sr. Notes, Zero Coupon (until
 6/15/05)                           NR             11.00       12/15/09          296(d)          2,964
 Sr. Sub. Notes                     NR             13.25       8/15/03           276(d)         93,840
Sun World International, Inc.,
 Gtd. First Mtge. Notes             B2             11.25       4/15/04            50            47,500
                                                                                          ------------
                                                                                             1,498,397
----------------------------------------------------------------------------------------
Gaming  6.7%
Boyd Gaming Corp., Sr. Sub. Notes   B1             9.50        7/15/07           165           155,719
Harveys Casino Resorts, Sr. Sub.
 Notes                              B2             10.625      6/01/06           250           255,625
Hollywood Casino Corp.,
 Gtd. Sub. Notes                    B3             11.25       5/01/07           190           198,075
Horseshoe Gaming Holdings,
 Gtd. Sub. Notes                    B2             8.625       5/15/09           175           172,375
Isle Capri Black Hawk LLC, First
 Mtge. Notes                        B2             13.00       8/31/04         1,000         1,090,000
Mandalay Resort Group, Sr. Notes    Ba2            9.50        8/01/08         1,000         1,017,500
Pinnacle Entertainment, Inc.,
 Gtd. Sub. Notes                    B2             9.25        2/15/07           250           256,250
 Sr. Sub. Notes                     B2             9.50        8/01/07           250           255,625
Santa Fe Hotel, Inc., First Mtge.
 Notes (cost $1,001,415;
 purchased 7/24/98)                 Caa            11.00       12/15/00        1,000(b)        990,000
Station Casinos, Inc., Sr. Sub.
 Notes                              B1             9.875       7/01/10           280           280,700
Trump Atlantic City Assoc., First
 Mtge. Notes                        B3             11.25       5/01/06         2,535         1,755,487

    See Notes to Financial Statements                                     13

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, Gtd.
 First Mtge. Notes                  B-(a)          12.25%      11/15/04   $      505      $    520,150
                                                                                          ------------
                                                                                             6,947,506
----------------------------------------------------------------------------------------
Industrials  1.7%
AMM Holdings, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 7/1/03)                            B-(a)          13.50       7/01/09         2,000           100,000
Eagle-Picher Industries, Inc.,
 Sr. Sub. Notes                     B3             9.375       3/01/08           400           336,000
Gentek, Inc., Gtd. Sr. Sub. Notes   B2             11.00       8/01/09           300           306,000
Motors & Gears, Inc., Sr. Notes     B3             10.75       11/15/06          265           262,350
Thermadyne Holdings Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 6/1/03)                     Caa1           12.50       6/01/08           500           175,000
 Sr. Sub. Notes                     B3             9.875       6/01/08           500           385,000
United Rentals, Inc., Sr. Sub.
 Notes                              B1             8.80        8/15/08           245           213,762
                                                                                          ------------
                                                                                             1,778,112
----------------------------------------------------------------------------------------
Insurance  2.2%
Conseco, Inc.,
 Notes                              B1             8.50        10/15/02        2,000         1,590,000
 Notes                              B1             8.75        2/09/04         1,000           705,000
                                                                                          ------------
                                                                                             2,295,000
----------------------------------------------------------------------------------------
Lodging & Leisure  0.4%
HMH Properties, Inc., Sr. Notes     Ba2            7.875       8/01/08           425           391,000
----------------------------------------------------------------------------------------
Mining  0.4%
Great Lakes Carbon Corp., Sr.
 Sub. Notes, PIK                    B3             10.25       5/15/08         1,000           450,000

    14                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Miscellaneous Services  0.5%
MSX International, Inc., Gtd.
 Sub. Notes                         B3             11.375%     1/15/08    $      500      $    465,000
----------------------------------------------------------------------------------------
Oil Services  0.1%
Eott Energy Partners L.P., Sr.
 Notes                              Ba2            11.00       10/01/09          120           128,100
----------------------------------------------------------------------------------------
Paper & Forest Products  2.0%
Doman Industries Ltd., (Canada)
 Sr. Notes                          Caa1           8.75        3/15/04           280(e)        184,800
 Sr. Notes, Ser. B                  Caa1           9.25        11/15/07          215(e)        126,850
Maxxam Group Holdings, Inc., Sr.
 Notes                              B3             12.00       8/01/03           500           460,000
Norampac, Inc., Sr. Notes           B1             9.50        2/01/08            30            30,150
Repap New Brunswick, Inc., Sec'd.
 Notes                              B3             11.50       6/01/04            95           106,400
Stone Container Corp.,
 First Mtg. Notes                   B1             10.75       10/01/02           75            75,937
 Sr. Notes                          B2             12.58       8/01/16           250           258,125
 Sr. Sub. Debs.                     B3             12.25       4/01/02           750           757,500
Stone Container Finance Co., Gtd.
 Sr. Notes (Canada)                 B2             11.50       8/15/06            95(e)         97,613
                                                                                          ------------
                                                                                             2,097,375
----------------------------------------------------------------------------------------
Power Generation  1.4%
AES Drax Holdings Ltd., Sec'd.
 Notes                              Baa3           10.41       12/31/20          750           787,500
AES Drax Energy Ltd., Sec'd Notes   Ba2            11.50       8/30/10           600           630,000
                                                                                          ------------
                                                                                             1,417,500
----------------------------------------------------------------------------------------
Printing/Publishing  1.5%
American Lawyer Media Holdings,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 12/15/02)            B3             12.25       12/15/08        1,000           667,500
Phoenix Color Corp., Sr. Sub.
 Notes                              B3             10.375      2/01/09         1,000           842,500
                                                                                          ------------
                                                                                             1,510,000

    See Notes to Financial Statements                                     15

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Restaurants  0.1%
Ameriking, Inc., Sr. Notes          B3             10.75%      12/01/06   $      215      $    118,250
----------------------------------------------------------------------------------------
Retail  2.1%
Big 5 Holdings Corp., Sr. Disc.
 Notes, Zero Coupon (until
 11/30/02)                          NR             13.45       11/30/08        1,000           490,000
Musicland Group, Inc., Sr. Sub.
 Notes                              B3             9.00        6/15/03         1,500         1,398,750
Phar-Mor, Inc., Sr. Notes           B3             11.72       9/11/02           465           288,300
Specialty Retailers, Inc., Sr.
 Notes                              B2             8.50        7/15/05           375(d)         18,750
                                                                                          ------------
                                                                                             2,195,800
----------------------------------------------------------------------------------------
Steel & Metals  2.0%
Algoma Steel, Inc., First Mtge.
 Notes                              B2             12.375      7/15/05           290           205,900
Kaiser Aluminum & Chemical Corp.,
 Sr. Sub. Notes                     B3             12.75       2/01/03         1,000           890,000
LTV Corp., Sr. Notes                Ba3            11.75       11/15/09          250           130,000
Sheffield Steel Corp., First Mtg.
 Notes,                             B-(a)          11.50       12/01/05          325           188,500
WHX Corp., Sr. Notes                B3             10.50       4/15/05         1,150           690,000
                                                                                          ------------
                                                                                             2,104,400
----------------------------------------------------------------------------------------
Supermarkets  0.4%
Pantry, Inc., Sr. Sub. Notes        B3             10.25       10/15/07          385           369,600
----------------------------------------------------------------------------------------
Technology  2.1%
Ampex Corp., Sr. Notes              B+(a)          12.00       3/15/03         1,000           750,000
InterAct Systems, Inc., Sr. Disc.
 Notes, PIK                         NR             14.00       8/01/03         1,508           693,450
Intersil Corp., Sr. Sub. Notes      B3             13.25       8/15/09           202           234,320
SCG Holding & Semiconductor Co.,
 Gtd. Sub. Notes                    B2             12.00       8/01/09           260           272,350
Viasystems, Inc., Sr. Sub. Notes    B3             9.75        6/01/07           270           255,150
                                                                                          ------------
                                                                                             2,205,270

    16                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Telecommunications  17.2%
Alamosa PCS Holdings, Inc., Gtd.
 Sub. Notes,
 Zero Coupon (until 2/15/05)        Caa1           12.875%     2/15/10    $      945      $    500,850
Allegiance Telecom, Inc., Sr.
 Notes                              B(a)           12.875      5/15/08           500           497,500
Bestel S.A. De CV, Sr. Disc.
 Notes, Zero Coupon (until
 5/15/01) (Mexico)                  NR             12.75       5/15/05         1,500(e)        975,000
CD Radio, Inc., Sr. Disc. Notes,
 Zero Coupon (until 12/1/02)        CCC+(a)        15.00       12/01/07        1,000           530,000
Echostar Broadband Corp. Sr.
 Notes                              B3             10.375      10/01/07        2,000         2,000,000
Exodus Communications, Inc., Sr.
 Notes                              B3             11.625      7/15/10           750           757,500
 Sr. Notes                          NR             10.75       12/15/09          295           283,200
Fairpoint Communications, Inc.,
 Sr. Sub. Notes                     B3             12.50       5/01/10           335           326,625
Global Crossing Holdings Ltd.,
 Sr. Notes                          Ba2            9.50        11/15/09        1,000           995,000
Globix Corp., Sr. Notes             NR             12.50       2/01/10           505           358,550
GT Group Telecom, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 2/01/05)                           NR             13.25       2/01/10         1,170           514,800
ImpSat Corp., Sr. Notes             B3             12.375      6/15/08         1,000           770,000
KMC Telecom Holdings, Inc., Sr.
 Notes                              Caa2           13.50       5/15/09           340           204,000
Level 3 Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 3/15/03)                    B3             12.875      3/15/08         2,000         1,060,000
 Sr. Disc. Notes, Zero Coupon
 (until 12/1/03)                    B3             10.50       12/01/08        2,000         1,160,000
Microcell Telecommunications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 6/1/04)              B3             12.00       6/01/09         1,250           887,500
Millicom Int'l. Cellular, Sr.
 Disc. Notes, Zero Coupon (until
 6/1/01)                            B3             13.50       6/01/06           740           636,400

    See Notes to Financial Statements                                     17

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Netia Holdings BV, Gtd. Sub.
 Notes, Zero Coupon (until
 11/1/01) (Poland)                  B2             11.25%      11/01/07   $      600(e)   $    402,000
Nextel Communications, Inc., Sr.
 Disc. Notes, Zero Coupon (until
 9/15/02)                           B1             10.65       9/15/07         2,980         2,443,600
Nextel Partners, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 2/1/04)                            B3             14.00       2/01/09           286           203,060
Nextlink Communications, Inc.,
 Sr, Notes                          B2             10.50       12/01/09          295           274,350
Northeast Optic Network, Inc.,
 Sr. Notes                          NR             12.75       8/15/08           500           410,000
Spectrasite Holdings, Inc., Sr.
 Disc. Notes, Zero Coupon (until
 4/15/04)                           B3             11.25       4/15/09           350           191,625
Tritel PCS, Inc. Sr. Sub. Disc.
 Notes, Zero Coupon (until
 5/15/04)                           B3             12.75       5/15/09         1,000           670,000
Williams Communications Group,
 Inc., Sr. Notes                    B2             10.875      10/01/09          920           839,500
                                                                                          ------------
                                                                                            17,891,060
----------------------------------------------------------------------------------------
Textiles  0.2%
Cluett American Corp., Sr. Sub.
 Notes                              B3             10.125      5/15/08           250           200,000
Collins & Aikman Floorcovering,
 Sr. Sub. Notes                     B3             10.00       1/15/07            45            43,875
                                                                                          ------------
                                                                                               243,875
----------------------------------------------------------------------------------------
Transportation/Trucking/Shipping  0.6%
American Commercial Lines LLC,
 Sr. Notes                          B1             10.25       6/30/08           440           374,000
Trism, Inc., Sr. Sub. Notes         NR             12.00       2/04/05           435           226,139
                                                                                          ------------
                                                                                               600,139

    18                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                          Principal
                                    Moody's        Interest    Maturity   Amount          Value
Description                         Rating         Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Utilities  4.0%
AES Corp.,
 Sr. Notes                          Ba1            9.50%       6/01/09    $      750      $    761,250
 Sr. Subs. Debs.                    Ba1            8.875       11/01/27        2,000         1,730,000
Orion Power Holdings, Inc., Sr.
 Notes                              Ba3            12.00       5/01/10           650           685,750
York Power Funding, Sr. Sec'd.
 Notes (Cayman Islands)             NR             12.00       10/30/07          992(e)        972,160
                                                                                          ------------
                                                                                             4,149,160
Total corporate bonds
 (cost $103,903,171)                                                                        88,187,214
                                                                                          ------------
COMMON STOCKS  2.2%
                                                                          Shares
-----------------------------------------------------------------------------------------------------------
AmeriKing, Inc.                                                                   50               500
Baycorp Holdings, Ltd.(c)                                                     10,000            86,250
Classic Communications, Inc.(c)                                                3,000            15,750
Dobson Communications Corp.(c)                                                 2,400            35,250
Dr. Pepper Bottling Holdings, Inc. (cost $250,500; purchased 9/19/97)
                                                                              11,500(b)        287,500
Electronic Retailing Systems Int'l., Inc.(c)                                  40,000            33,125
Firearms Training Systems, Inc.(c)                                           122,000            30,500
Flag Telecom Holdings Ltd.(c)                                                  5,100            56,100
Flextronics International Ltd.(c)                                              7,500           615,937
Forstmann & Co., Inc.(c)                                                      13,304               426
Grant Geophysical, Inc.(c)                                                    28,675            28,675
GT Group Telecom, Inc.(c)                                                      2,800            36,925
Jordon Telecommunications(c)                                                     125             3,750
Packaging Corporation America                                                 32,900           363,956
Premier Cruises, Ltd.(c) (cost $973,646; purchased 9/14/99)                   74,059(b)         18,515
Purina Mills Inc.(c)                                                          41,879           408,319
Samuels Jewelers, Inc.(c)                                                     23,425           112,733
SFAC Holdings, Inc.(c)                                                            25                 0
Star Gas Partners L.P.                                                           440             7,755
Trism, Inc.(c)                                                                27,543            25,822
Waste Systems Int'l., Inc. (cost $530,770; purchased 2/18/98, 5/11/98,
 4/1/99)                                                                     131,410(b)        147,836
                                                                                          ------------
Total common stocks
 (cost $5,394,475)                                                                           2,315,624
                                                                                          ------------

    See Notes to Financial Statements                                     19

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                                                          Value
Description                                                               Shares          (Note 1)
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  6.4%
----------------------------------------------------------------------------------------
Adelphia Communications Corp., $13.00                                          8,750      $    866,250
AmeriKing, Inc., $13.00                                                        1,221             4,882
Century Maintenance Supply, Inc., $13.25                                      12,091           882,643
Cluett American Corp., $12.50                                                      1                21
Dobson Communications Corp., $13.00                                              881           832,864
Geneva Steel Co., $14.00                                                       3,000               300
Global Crossing Holdings, Ltd., $10.50                                         3,750           371,250
InterAct Systems, Inc., $14.00                                                 2,910           611,100
Paxson Communications Corp., $12.50                                                1               580
PRIMEDIA, Inc., Series D $10.00                                                3,185           296,205
PRIMEDIA, Inc., Series F $9.20                                                 2,020           177,255
R & B Falcon Corp., $13.875                                                      654           837,277
Rural Cellular Corp., $11.375                                                      7             6,124
Sovereign Real Estate Invest                                                   1,500         1,335,000
Supermarkets General Holdings Corp., $3.52                                    10,000             1,250
Waste Systems Int'l Inc., $3.375 (cost $1,594,230; purchased 5/11/98)
                                                                               1,608(b)        450,240
                                                                                          ------------
Total preferred stocks
 (cost $8,274,161)                                                                           6,673,241
                                                                                          ------------
TRADE CLAIM
----------------------------------------------------------------------------------------
Montgomery Ward (cost $245,635;
 purchased 8/19/98)                                                            2,450(b)(c)       49,008
                                                                                          ------------

                                                            Expiration
                                                            Date           Warrants
------------------------------------------------------------------------------------------------------------
WARRANTS(C)  0.8%
----------------------------------------------------------------------------------------
American Banknote Corp.,                                    12/1/02               750                 8
Bestel S.A. De CV                                           5/15/05             1,500            18,000
Birch Telecom, Inc.,                                        6/15/08             1,000             5,500
GT Group Telecom, Inc.                                      2/1/10              1,170                 0
HF Holdings, Inc.                                           7/15/02             4,375                44

    20                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

                                                            Expiration                     Value
Description                                                 Date           Warrants        (Note 1)
-------------------------------------------------------------------------------------------------------------
InterAct Systems, Inc.                                       08/1/03             2,910      $         29
Intermediate Act Electronic Mktg., Inc.                      12/15/09            2,910            14,550
Isle Capri Casinos, Inc.                                     3/5/01              2,968                30
R & B Falcon Corp.                                           5/1/09                550           385,000
Star Choice Communications                                   12/15/05            8,685            73,822
Versatel Telecom International BV                            5/15/08             1,000           305,000
XM Satellite Radio, Inc.                                     3/3/10                345                 0
                                                                                            ------------
Total warrants (cost $49,659)                                                                    801,983
                                                                                            ------------
Total long-term investments (cost $117,867,101)                                               98,027,070
                                                                                            ------------

SHORT-TERM INVESTMENTS  1.3%
                                                                        Principal
                                                 Interest               Amount
Money Market                                     Rate                   (000)
---------------------------------------------------------------------------------------------------------
Prudential Core Investment
 Fund-Taxable Money Market Series
 (cost $1,286,094)                               6.622%                 $    1,286         1,286,094
                                                                                        ------------
Total Investments  95.3%
 (cost $119,153,195; Note 4)                                                              99,313,164
Other assets in excess of
 liabilities  4.7%                                                                         4,944,577
                                                                                        ------------
Net Assets  100%                                                                        $104,257,741
                                                                                        ------------
                                                                                        ------------

------------------------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $5,552,375. The aggregate value $2,401,141 is approximately 2.3% of net assets.
(c) Non-income producing securities.
(d) Represents issuer in default on interest payments; non-income producing security.
(e) US$ denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
LLP--Limited Liability Partnership.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     21

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $119,153,195)                          $ 99,313,164
Receivable for investments sold                                       7,395,018
Dividends and interest receivable                                     2,088,164
Receivable from manager                                                 289,766
Receivable for Fund shares sold                                         208,350
Other assets                                                             85,487
                                                                ------------------
      Total assets                                                  109,379,949
                                                                ------------------
LIABILITIES
Payable for investments purchased                                     4,196,991
Payable for Fund shares reacquired                                      374,323
Accrued expenses and other liabilities                                  250,824
Dividends payable                                                       243,787
Distribution fee payable                                                 56,283
                                                                ------------------
      Total liabilities                                               5,122,208
                                                                ------------------
NET ASSETS                                                         $104,257,741
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $      1,357
   Paid-in capital in excess of par                                 141,246,512
                                                                ------------------
                                                                    141,247,869
   Undistributed net investment income                                   46,847
   Accumulated net realized loss on investments                     (17,196,944)
   Net unrealized depreciation on investments                       (19,840,031)
                                                                ------------------
Net assets, September 30, 2000                                     $104,257,741
                                                                ------------------
                                                                ------------------

    22                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($20,968,699 / 2,729,008 shares of common stock
      issued and outstanding)                                             $7.68
   Maximum sales charge (4% of offering price)                              .32
   Maximum offering price to public                                       $8.00
Class B:
   Net asset value, offering price and redemption price per
      share ($69,760,536 / 9,078,863 shares of common stock
      issued and outstanding)                                             $7.68
Class C:
   Net asset value and redemption price per share
      ($12,480,735 / 1,624,279 shares of common stock
      issued and outstanding)                                             $7.68
   Sales charge (1% of offering price)                                      .08
   Offering price to public                                               $7.76
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,047,771 / 136,313 shares of common stock
      issued and outstanding)                                             $7.69

    See Notes to Financial Statements                                     23

       Prudential High Yield Total Return Fund, Inc.
             Statement of Operations (Unaudited)

                                                                 Six Months Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $  5,873,363
   Dividends                                                             71,421
                                                                ------------------
      Total income                                                    5,944,784
                                                                ------------------
Expenses
   Management fee                                                       364,407
   Distribution fee--Class A                                             27,617
   Distribution fee--Class B                                            284,037
   Distribution fee--Class C                                             48,176
   Custodian's fees and expenses                                         68,000
   Transfer agent's fees and expenses                                    56,000
   Registration fees                                                     25,000
   Reports to shareholders                                               25,000
   Amortization of organizational costs                                  18,000
   Audit fees                                                            15,000
   Legal fees and expenses                                                5,000
   Directors' fees and expenses                                           5,000
   Miscellaneous                                                            860
                                                                ------------------
      Total expenses                                                    942,097
                                                                ------------------
Net investment income                                                 5,002,687
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions                  (7,439,147)
Net change in unrealized appreciation (depreciation) of
investments                                                             (43,967)
                                                                ------------------
Net loss on investments                                              (7,483,114)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,480,427)
                                                                ------------------
                                                                ------------------

    24                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                     Ended               Ended
                                               September 30, 2000    March 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $  5,002,687        $ 13,631,395
   Net realized loss on investments                 (7,439,147)         (5,809,171)
   Net change in unrealized appreciation
      (depreciation) of investments                    (43,967)         (7,145,217)
                                               ------------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                     (2,480,427)            677,007
                                               ------------------    --------------
Dividends (Note 1)
Dividends from net investment income (Note
1)
      Class A                                       (1,028,908)         (3,165,069)
      Class B                                       (3,338,389)         (8,723,889)
      Class C                                         (566,661)         (1,548,954)
      Class Z                                          (68,729)           (193,483)
                                               ------------------    --------------
                                                    (5,002,687)        (13,631,395)
                                               ------------------    --------------
Fund share transactions (Net of share
   conversions)
   Net proceeds from shares sold(a)                  7,798,016          35,075,107
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  2,829,521           8,145,708
   Cost of shares reacquired                       (19,762,415)        (65,764,308)
                                               ------------------    --------------
   Net increase decrease in net assets from
      Fund share transactions                       (9,134,878)        (22,543,493)
                                               ------------------    --------------
Total decrease                                     (16,617,992)        (35,497,881)
NET ASSETS
Beginning of period                                120,875,733         156,373,614
                                               ------------------    --------------
End of period(b)                                  $104,257,741        $120,875,733
                                               ------------------    --------------
                                               ------------------    --------------

------------------------------
(a) For year ended March 31, 2000, includes shares issued in connection with acquisition of Prudential Distressed Securities Fund.

(b) Includes undistributed net investment
    income of:                                    $     46,874        $     46,874
                                               ------------------    --------------

    See Notes to Financial Statements                                     25

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential High Yield Total Return Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 18, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on May 5, 1998. The primary investment objective of the Fund is total return through high current income and capital appreciation. It seeks to achieve this objective by investing in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Portfolio securities that are actively traded in
the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      All securities are valued as of 4:15 p.m., New York time.

      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at September 30, 2000 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
    26

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes discount and amortizes premium as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund declares daily and pays dividends
of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the intent of the Fund to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      Offering and Organization Expenses:    Approximately $283,300 were
incurred in connection with the organization of the Fund. Organization cost of approximately $172,900 are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .65% of the Fund's average daily net assets.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .325% of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for
                                                                          27

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisors fee structure has no impact on the management fee charged to the Fund or its shareholders.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended September 30, 2000.

      PIMS has advised the Fund that it received approximately $3,000 and $5,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2000, it received approximately $193,700 and $3,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended September 30, 2000, the Fund incurred fees of approximately $52,600 for the services of PMFS. As of September 30, 2000, approximately $8,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    28

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      At September 30, 2000, the net receivable of $289,766 due from the manager includes $346,875 relating to an unrealized loss in connection with an investment transaction. This unrealized loss has been included in net change in unrealized depreciation of investments in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2000 were $90,823,219 and $102,972,959, respectively.

      The federal income tax basis of the Fund's investments as of September 30, 2000 was $119,153,195; accordingly, net unrealized depreciation for federal income tax purposes was $19,840,031 (gross unrealized appreciation--$3,262,389; gross unrealized depreciation--$23,102,420).

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2000, of approximately $8,678,000, of which $1,697,600 expires in 2007 and $6,980,400 expires in 2008. In addition, the Fund has elected to treat net capital losses of approximately $913,400 incurred in the five month period ended March 31, 2000 as having occurred in the current fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has 2.5 billion shares of $0.0001 par value common stock authorized; 1 billion shares for Class A and 500 million shares each for Class B, Class C and Class Z.
                                                                          29

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended September 30, 2000:
Shares sold                                                     353,500    $  2,806,415
Shares issued in reinvestment of dividends                       83,161         655,718
Shares reacquired                                              (625,508)     (4,925,816)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversions                                                  (188,847)     (1,463,683)
Shares issued upon conversion from Class B                       98,307         773,395
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (90,540)   $   (690,288)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2000:
Shares sold                                                     976,232    $  9,080,865
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                            69,637         590,579
Shares issued in reinvestment of dividends                      249,600       2,154,014
Shares reacquired                                            (2,762,076)    (23,742,436)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversions                                                (1,466,607)    (11,916,978)
Shares issued upon conversion from Class B                       69,457         597,173
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,397,150)   $(11,319,805)
                                                             ----------    ------------
                                                             ----------    ------------
Class B
Six months ended September 30, 2000:
Shares sold                                                     471,382    $  3,715,990
Shares issued in reinvestment of dividends                      230,920       1,821,883
Shares reacquired                                            (1,570,496)    (12,388,459)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (868,194)     (6,850,586)
Shares reacquired upon conversion into Class A                  (98,307)       (773,395)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (966,501)   $ (7,623,981)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2000:
Shares sold                                                   2,005,636    $ 18,038,865
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                           182,384       1,546,694
Shares issued in reinvestment of dividends                      574,564       4,953,680
Shares reacquired                                            (3,587,910)    (30,685,872)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (825,326)     (6,146,633)
Shares reacquired upon conversion into Class A                  (69,463)       (597,173)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (894,789)   $ (6,743,806)
                                                             ----------    ------------
                                                             ----------    ------------

    30

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Six months ended September 30, 2000:
Shares sold                                                     122,569    $    962,572
Shares issued in reinvestment of dividends                       38,101         300,546
Shares reacquired                                              (195,935)     (1,543,435)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (35,265)   $   (280,317)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2000:
Shares sold                                                     456,465    $  4,116,251
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                            40,835         346,284
Shares issued in reinvestment of dividends                      101,770         878,590
Shares reacquired                                            (1,100,472)     (9,540,313)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                  (501,402)   $ (4,199,188)
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
Six months ended September 30, 2000:
Shares sold                                                      39,564    $    313,039
Shares issued in reinvestment of dividends                        6,502          51,374
Shares reacquired                                              (114,754)       (904,705)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (68,688)   $   (540,292)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended March 31, 2000:
Shares sold                                                     156,866    $  1,355,569
Shares issued in reinvestment of dividends                       18,479         159,424
Shares reacquired                                              (207,613)     (1,795,687)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   (32,268)   $   (280,694)
                                                             ----------    ------------
                                                             ----------    ------------

Note 6. Acquisition of Prudential Distressed Securities Fund
On January 14, 2000, the High Yield Total Return Fund acquired all the net assets of Prudential Distressed Securities Fund, Inc. ('Distressed Securities') pursuant to a plan of reorganization approved by Distressed Securities shareholders on May 26, 1999. The acquisition was accomplished by a tax-free exchange of 69,637 Class A shares, 182,384 Class B shares and 40,835 Class C shares of the High Yield Total Return Fund (valued at $2,483,555 in the aggregate) for 58,352 Class A shares, 152,526 Class B shares and 34,150 Class C shares, respectively, of Distressed Securities outstanding on January 14, 2000. Distressed Securities' net assets at that date ($2,483,555), including $1,638,031 of unrealized depreciation were combined with those of the High Yield Total Return Fund. The aggregate net assets of the High Yield Total Return Fund and Distressed Securities immediately before the acquisition were $135,419,598 and $2,483,555, respectively.
                                                                          31

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited)

                                                             Class A
------------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended               Year Ended
                                              September 30, 2000      March 31, 2000
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   8.21              $   8.91
                                                   --------           --------------
Income from investment operations
Net investment income                                   .37                   .85(d)
Net realized and unrealized loss on
investments                                            (.53)                 (.70)
                                                   --------           --------------
      Total from investment operations                 (.16)                  .15
                                                   --------           --------------
Less distributions
Dividends from net investment income                  (0.37)                 (.85)
Distributions in excess of net investment
income                                                   --                    --
                                                   --------           --------------
      Total distributions                             (0.37)                 (.85)
                                                   --------           --------------
Net asset value, end of period                     $   7.68              $   8.21
                                                   --------           --------------
                                                   --------           --------------
TOTAL RETURN(b)                                       (1.72)%                1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 20,969              $ 23,137
Average net assets (000)                           $ 22,033              $ 32,154
Ratios to average net assets:
   Expenses, including distribution fees               1.29%(c)              1.18%(d)
   Expenses, excluding distribution fees               1.04%(c)               .93%(d)
   Net investment income                               9.31%(c)              9.84%(d)
For Classes A, B, C and Z shares:
   Portfolio turnover rate                               86%                  101%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    32                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

       Class A                                           Class B
----------------------     --------------------------------------------------------------------
                               Six Months
    May 5, 1998(a)               Ended                Year Ended             May 5, 1998(a)
through March 31, 1999     September 30, 2000       March 31, 2000       through March 31, 1999
-----------------------------------------------------------------------------------------------------
       $  10.00                 $   8.21               $   8.91                 $  10.00
     ----------               ----------             ----------               ----------
            .79(d)                   .35                    .80(d)                   .74(d)
          (1.08)                    (.53)                  (.70)                   (1.08)
     ----------               ----------             ----------               ----------
           (.29)                    (.18)                   .10                     (.34)
     ----------               ----------             ----------
           (.79)                    (.35)                  (.80)                    (.74)
           (.01)                      --                     --                     (.01)
     ----------               ----------             ----------               ----------
           (.80)                    (.35)                  (.80)                    (.75)
     ----------               ----------             ----------               ----------
       $   8.91                 $   7.68               $   8.21                 $   8.91
     ----------               ----------             ----------               ----------
     ----------               ----------             ----------               ----------
          (2.97)%                  (1.96)%                  .88%                   (3.45)%
       $ 37,558                 $ 69,761               $ 82,438                 $ 97,454
       $ 35,147                 $ 75,536               $ 93,280                 $ 92,201
           1.06%(c)(d)              1.79(c)%               1.68%(d)                 1.64%(c)(d)
           0.89%(c)(d)              1.04(c)%               0.93%(d)                 0.89%(c)(d)
           9.52%(c)(d)              8.82(c)%               9.35%(d)                 8.97%(c)(d)
             97%

    See Notes to Financial Statements                                     33

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                            Class C
------------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended               Year Ended
                                              September 30, 2000      March 31, 2000
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $   8.21              $   8.91
                                                   --------           --------------
Income from investment operations
Net investment income                                   .35                   .80(d)
Net realized and unrealized loss on
investments                                            (.53)                 (.70)
                                                   --------           --------------
      Total from investment operations                 (.18)                  .10
                                                   --------           --------------
Less distributions
Dividends from net investment income                   (.35)                 (.80)
Distributions in excess of net investment
income                                                   --                    --
                                                   --------           --------------
      Total distributions                              (.35)                 (.80)
                                                   --------
Net asset value, end of period                     $   7.68              $   8.21
                                                   --------           --------------
                                                   --------           --------------
TOTAL RETURN(b)                                       (1.96)%                 .88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $ 12,481              $ 13,618
Average net assets (000)                           $ 12,812              $ 16,567
Ratios to average net assets:
   Expenses, including distribution fees               1.79%(c)              1.68%(d)
   Expenses, excluding distribution fees               1.04%(c)               .93%(d)
   Net investment income                               8.82%(c)              9.35%(d)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    34                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

       Class C                                              Class Z
----------------------     --------------------------------------------------------------------
                               Six Months
    May 5, 1998(a)               Ended                Year Ended             May 5, 1998(a)
through March 31, 1999     September 30, 2000       March 31, 2000       through March 31, 1999
-----------------------------------------------------------------------------------------------
       $  10.00                 $   8.21               $   8.91                 $  10.00
     ----------               ----------             ----------               ----------
            .74(d)                   .40                    .87(d)                   .80(d)
          (1.08)                    (.53)                  (.70)                   (1.08)
     ----------               ----------             ----------               ----------
           (.34)                    (.13)                   .17                     (.28)
     ----------               ----------             ----------               ----------
           (.74)                    (.39)                  (.87)                    (.80)
           (.01)                      --                     --                     (.01)
     ----------               ----------             ----------               ----------
           (.75)                    (.39)                  (.87)                    (.81)
     ----------               ----------             ----------               ----------
       $   8.91                 $   7.69               $   8.21                 $   8.91
     ----------               ----------             ----------               ----------
     ----------               ----------             ----------               ----------
          (3.45)%                  (1.59)%                 1.63%                   (2.82)%
       $ 19,249                 $  1,048               $  1,683                 $  2,113
       $ 18,089                 $  1,438               $  1,919                 $  2,060
           1.64%(c)(d)              1.04%(c)               0.93%(d)                 0.89%(c)(d)
           0.89%(c)(d)              1.04%(c)               0.93%(d)                 0.89%(c)(d)
           8.96%(c)(d)              9.54%(c)              10.08%(d)                 9.90%(c)(d)

    See Notes to Financial Statements                                     35
               www.prudential.com (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
---------------------------------------------
Directors
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174
---------------------------------------------
Fund Symbols      NASDAQ           CUSIP
     Class A      PYRAX          74437D109
     Class B      PYRBX          74437D208
     Class C      PHYCX          74437D307
     Class Z       --            74437D406

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2000, were not audited and, accordingly, no opinion is expressed on them.


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(800) 225-1852

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